Borrowings And Credit Arrangements - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended					1 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Syndicated revolving loan facility USD ($)	Dec. 31, 2012 Syndicated revolving loan facility Matures in June 2013 USD ($)	Dec. 31, 2012 Syndicated revolving loan facility Matures in June 2014 USD ($)	Dec. 31, 2012 Syndicated revolving loan facility Matures in June 2016 USD ($)	Dec. 31, 2012 Parent Company Medium-term Notes USD ($)	Dec. 31, 2012 PACCAR's European finance subsidiary Medium-term Notes EUR (€)	Apr. 30, 2011 PACCAR Mexico Medium-term Notes MXN	Dec. 31, 2012 PACCAR Mexico Medium-term Notes MXN	Apr. 30, 2011 PACCAR Mexico Commercial Papers MXN	Apr. 30, 2011 PACCAR Mexico Commercial Papers Maximum	Dec. 31, 2012 PACCAR Financial Corp. (PFC) Medium-term Notes USD ($)	Nov. 30, 2012 PACCAR Financial Corp. (PFC) Medium-term Notes	Feb. 28, 2013 PACCAR Financial Corp. (PFC) Subsequent Event Medium-term Notes USD ($)	Dec. 31, 2012 Truck, Parts and Other USD ($)	Dec. 31, 2011 Truck, Parts and Other USD ($)	Dec. 31, 2010 Truck, Parts and Other USD ($)	Dec. 31, 2012 Truck, Parts and Other Notes 6.90 Percent Due 2014 USD ($)	Dec. 31, 2011 Truck, Parts and Other Notes 6.90 Percent Due 2014 USD ($)	Dec. 31, 2012 Financial Services USD ($)	Dec. 31, 2011 Financial Services USD ($)	Dec. 31, 2012 Financial Services Medium-term Notes	Dec. 31, 2011 Financial Services Medium-term Notes	Dec. 31, 2012 Financial Services Commercial Papers USD ($)	Dec. 31, 2011 Financial Services Commercial Papers USD ($)
Debt Disclosure [Line Items]
Notes payable, Non-current																				$ 150.0	$ 150.0
Interest rate																				6.90%	6.90%	1.80%	2.30%	5.50%	6.90%	1.10%	1.30%
Maturity month and year																				2014-02	2014-02
Commercial paper and term notes																						4,167.4	2,595.5			7,492.4	6,269.1
Fair value of notes designated to fair value hedges																						7.4
Term notes, unamortized discount																							7.1
Interest paid on borrowings	149.9	192.1	230.2
Capitalized interest																	10.3	10.3	10.3
Debt outstanding								500.0						2,700.0		500.0						7,722.7				3,325.4
Registration expiration								Fourth quarter of 2014		2016						Fourth quarter of 2015
Registration expiration period															3 years
Debt, unused borrowing capacity									717.2		7,330.0
Debt, borrowing capacity									1,500.0	10,000.0
Debt, renewal period									Second quarter of 2012
Commercial paper expiration period													1 year
Maximum limit of borrowing capacity												5,000.0
Line of credit, maximum capacity	3,680.6			3,000.0	1,000.0	1,000.0	1,000.0
Line of credit, unused borrowing capacity	$ 3,442.9
Line of credit, maturity date					2013-06	2016-06	2017-06